COMMON STOCK	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
NOTE 10. COMMON STOCK

The Company is authorized to issue up to 250,000,000 shares of Common Stock. As of September 30, 2016, there were 89,336,000 shares of Common Stock issued and outstanding, with a stated par value of $0.0001 per share.

For the year ended September 30, 2016, the Company issued 300,000 restricted shares to LP Funding LLC pursuant to a consulting agreement.

Net loss per share of Common Stock is not based on diluted shares since the effect would be anti-dilutive. The Company has warrants outstanding to purchase 3,410,280 shares of Common Stock and 14,750,000 options outstanding to purchase shares of Common Stock as at September 30, 2016. On a fully diluted basis there would be 107,496,280 shares of Common Stock issued and outstanding if all warrants and all options were to be exercised. Refer to Notes 11 and 12 respectively for more details on options and warrants. (As at September 30, 2015 and 2014 there would have been 105,460,655 and 104,734,030 shares outstanding on a diluted basis respectively if all outstanding warrants and options were exercised).